COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Lease Commitments
Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of December 31, 2018, were as follows:

	Minimum lease payments	Minimum sublease rentals	Net future minimum lease commitment
2019	$5,102	$3,248	$1,854
2020	5,985	2,940	3,045
2021	5,768	2,880	2,888
2022	5,062	2,325	2,737
2023	4,681	1,987	2,694
Thereafter	9,922	2,153	7,769
	$36,520	$15,533	$20,987